8. RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
NOTE 8. RELATED PARTY TRANSACTIONS

Accrued Payroll and Fees

As of September 30, 2013 and December 31, 2012, the Company accrued the unpaid salaries of its officers and fees due to members of the Company’s board of directors in the amount of $798,081 and $395,081 respectively, which is included in Accrued Expenses in the accompanying condensed balance sheet.

Emmes Group Consulting LLC

Effective as of February 15, 2011, the Company entered into a consulting agreement with Emmes Group Consulting LLC, a strategic business consulting firm (“Emmes”). Mr. Schroeder, a former director of the Company, is an Executive Vice President and Managing Director of Emmes and the Emmes Group, Inc. Under the consulting agreement, Emmes agreed to assist and advise us with respect to the development of an overall strategic business plan, the identification of in-licensing therapeutic opportunities, and raising debt and equity capital. In consideration for the foregoing consulting services, we issued to Emmes a ten-year warrant to purchase up to 1,000 shares of our common stock at an exercise price of $126.00 per share. In addition, we agreed to pay Emmes $10,000 per month. The initial term of the consulting agreement expired on May 15, 2011, but continued in accordance with the terms of the consulting agreement for an unspecified term until terminated at any time by either party with or without cause. Effective August 1, 2011, the Company amended the consulting agreement to increase the monthly consulting fee to $20,000, commencing as of July 11, 2011. The amendment also extended the term of the consulting agreement to December 31, 2011.

On February 12, 2012, the Company entered into a Second Amendment to the Consulting Agreement, engaging the Emmes Group as its senior contractor and project manager responsible for the overall management of the design, development, implementation, and installation of our corporate and regulatory compliant information technology infrastructure and systems. The consulting agreement with Emmes Group was terminated in January 2013.

During the nine months ended September 30, 2013, the Company recognized a total of $22,412 of consulting expenses from Emmes, which was recorded as part of operating expenses in the condensed statement of operations.

Accrued Payroll and Fees

As of December 31, 2012 and 2011, the Company accrued the unpaid salaries of its officers and fees due to members of the Company’s board of directors in the aggregate of $395,081 and $30,000, respectively, which is included in Accrued Expenses in the accompanying balance sheet.

Emmes Group Consulting LLC

Effective as of February 15, 2011, the Company entered into a consulting agreement with Emmes Group Consulting LLC, a strategic business consulting firm (“Emmes”). Mr. Schroeder, one of the Company’s directors during 2012, is an Executive Vice President and Managing Director of Emmes and the Emmes Group, Inc. Under the consulting agreement, Emmes agreed to assist and advise us with respect to the development of an overall strategic business plan, the identification of in-licensing therapeutic opportunities, and raising debt and equity capital. In consideration for the foregoing consulting services, we issued to Emmes a ten-year, fully vested warrant to purchase up to 1,000 shares of our common stock at an exercise price of $126.00 per share with a fair value of $87,540 which was expensed in full upon issuance.

Effective August 1, 2011, the Company amended the consulting agreement to increase the monthly consulting fee to $20,000, commencing as of July 11, 2011. The amendment also extended the term of the consulting agreement to December 31, 2011.

On February 12, 2012, the Company entered into a Second Amendment to the Consulting Agreement, engaging the Emmes Group as its senior contractor and project manager responsible for the overall management of the design, development, implementation, and installation of our corporate and regulatory compliant information technology infrastructure and systems. The Second Amendment provides that the term of the consulting agreement shall continue until December 31, 2015.

During the years ended December 31, 2012 and 2011, the Company recognized consulting expenses amounting to $237,013 and $1,270,554 respectively pursuant to this agreement, which expenses were recorded as part of operating expenses in the accompanying statement of operations.

In January 2013, the parties to the Emmes Group Consulting LLC consulting agreement terminated that agreement.